WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 41.6%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	4.050%	12/15/23	$1,330,000	$1,462,218
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	541,305	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.298%	5/15/25	2,880,000	2,961,753	(b)

Total Diversified Telecommunication Services				4,965,276

Media - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	734,254	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	1.855%	2/1/24	3,230,000	3,322,943	(b)
Comcast Corp., Senior Notes	3.600%	3/1/24	2,630,000	2,874,346
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,367,369
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	590,000	683,881

Total Media				8,982,793

Wireless Telecommunication Services - 0.5%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	608,100
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	85,550
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	93,750	94,600	(a)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	1.213%	1/16/24	1,020,000	1,038,097	(b)

Total Wireless Telecommunication Services				1,826,347

TOTAL COMMUNICATION SERVICES				15,774,416

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.4%
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	0.545%	11/5/21	250,000	250,564	(b)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	820,000	835,129
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.048%	4/5/21	400,000	399,701	(b)
General Motors Financial Co. Inc., Senior Notes	3.550%	7/8/22	140,000	145,219
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	510,000	537,048

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.075%	4/9/21	$1,000,000	$1,000,742	(b)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	550,000	578,606	(a)
Toyota Motor Credit Corp., Senior Notes	2.700%	1/11/23	660,000	689,225
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	200,106
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.280%)	0.505%	4/13/21	500,000	500,197	(b)

Total Automobiles				5,136,537

Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,710,000	1,773,352
Marriott International Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.876%	3/8/21	636,000	636,042	(b)
McDonald’s Corp., Senior Notes	3.350%	4/1/23	1,090,000	1,154,089
McDonald’s Corp., Senior Notes	3.700%	1/30/26	680,000	759,755

Total Hotels, Restaurants & Leisure				4,323,238

Multiline Retail - 0.2%
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	26,343
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	800,000	852,074

Total Multiline Retail				878,417

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	3.250%	3/1/22	500,000	515,131
Home Depot Inc., Senior Notes	2.700%	4/1/23	140,000	146,066
Target Corp., Senior Notes	2.250%	4/15/25	90,000	94,846

Total Specialty Retail				756,043

TOTAL CONSUMER DISCRETIONARY				11,094,235

CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.964%	1/12/24	1,655,000	1,673,550	(b)
Coca-Cola Co., Senior Notes	3.200%	11/1/23	1,130,000	1,218,305

Total Beverages				2,891,855

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	3.400%	6/26/23	500,000	534,703

Food Products - 0.3%
Mondelez International Inc., Senior Notes	0.625%	7/1/22	500,000	502,099
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	500,000	537,607	(a)

Total Food Products				1,039,706

Personal Products - 0.2%
Unilever Capital Corp., Senior Notes	0.375%	9/14/23	690,000	693,006

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	$560,000	$585,810
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	700,000	702,217
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	500,000	517,268
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,440,000	1,464,215
Philip Morris International Inc., Senior Notes	1.500%	5/1/25	200,000	204,326
Reynolds American Inc., Senior Notes	4.850%	9/15/23	150,000	166,043

Total Tobacco				3,639,879

TOTAL CONSUMER STAPLES				8,799,149

ENERGY - 4.6%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	182,495

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp., Senior Notes	3.250%	4/15/22	330,000	331,650
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,130,000	1,210,653
BP Capital Markets America Inc., Senior Notes	3.194%	4/6/25	190,000	205,327
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	1.089%	9/16/21	1,000,000	1,004,542	(b)
Chevron Corp., Senior Notes	1.141%	5/11/23	960,000	977,293
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	0.714%	3/3/22	800,000	804,118	(b)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	170,000	168,064
Continental Resources Inc., Senior Notes	4.500%	4/15/23	610,000	627,306
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,190,000	1,249,448
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	714,771
EOG Resources Inc., Senior Notes	2.625%	3/15/23	660,000	687,849
EOG Resources Inc., Senior Notes	4.150%	1/15/26	320,000	362,966
EQT Corp., Senior Notes	3.000%	10/1/22	750,000	755,872
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,440,000	1,476,502
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	205,044
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	0.595%	3/6/22	440,000	441,588	(b)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	1.521%	1/15/23	1,165,000	1,185,269	(b)
MPLX LP, Senior Notes	3.375%	3/15/23	520,000	545,534
Shell International Finance BV, Senior Notes	2.375%	4/6/25	480,000	507,471

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	0.594%	11/13/23	$1,100,000	$1,107,493	(b)
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.325%	1/13/23	650,000	640,075	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,118,000	1,159,442
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	630,000	689,866
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	180,000	200,155

Total Oil, Gas & Consumable Fuels				17,258,298

TOTAL ENERGY				17,440,793

FINANCIALS - 16.9%
Banks - 11.0%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	420,677
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	200,000	203,278	(b)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	1.785%	4/11/22	1,000,000	1,014,714	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	1.015%	3/5/24	1,800,000	1,819,619	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	1.178%	7/23/24	1,000,000	1,016,644	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.218%	4/24/23	800,000	808,604	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,820,000	1,902,527	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	0.977%	9/15/26	200,000	198,729	(b)
Bank of Nova Scotia, Senior Notes (3 mo. USD LIBOR + 0.640%)	0.865%	3/7/22	600,000	603,790	(b)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	1.184%	7/20/23	1,000,000	1,018,384	(b)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	1.574%	5/16/24	1,200,000	1,223,761	(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	477,088	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	414,861	(a)(b)
BPCE SA, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.402%	5/22/22	250,000	253,148	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	491,906

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	$480,000	$522,000	(b)(d)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	510,000	512,894	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.168%	7/24/23	2,970,000	3,000,413	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	1.621%	9/1/23	2,050,000	2,087,257	(b)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,250,000	1,383,496
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	340,285	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	500,000	506,854	(a)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	1.280%	9/12/23	1,170,000	1,180,726	(a)(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	1.189%	5/18/24	1,340,000	1,358,349	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	209,265	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.075%	1/10/25	1,690,000	1,717,243	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.448%	10/24/23	4,260,000	4,336,721	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,560,000	1,693,472
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	200,000	207,759	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	274,247	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.920%)	1.102%	2/22/22	500,000	504,131	(b)
Natwest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.664%	5/15/23	800,000	810,973	(b)
Santander UK PLC, Senior Notes (3 mo. USD LIBOR + 0.660%)	0.854%	11/15/21	200,000	200,906	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	200,068
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.963%	10/18/22	300,000	303,048	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.023%	10/16/23	1,200,000	1,219,934	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	0.646%	5/24/21	$330,000	$330,358	(b)
U.S. Bank N.A., Senior Notes	1.800%	1/21/22	1,000,000	1,012,825
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/15/21	1,020,000	1,020,938	(b)(d)
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	500,000	512,623	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.442%	10/31/23	4,110,000	4,182,921	(b)

Total Banks				41,497,436

Capital Markets - 3.6%
Bank of New York Mellon Corp., Senior Notes	2.050%	5/3/21	500,000	500,809
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	200,000	205,901
Credit Suisse AG, Senior Notes	0.495%	2/2/24	1,090,000	1,089,847
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	258,784	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	1.420%	12/14/23	750,000	761,924	(a)(b)
Goldman Sachs Group Inc., Senior Notes	0.481%	1/27/23	510,000	510,149
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	270,000	284,015
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	164,117
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	0.992%	10/31/22	1,000,000	1,004,586	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.218%	7/24/23	3,830,000	3,871,903	(b)
Morgan Stanley, Senior Notes	3.750%	2/25/23	1,470,000	1,566,279
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	510,000	510,404	(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.413%	5/8/24	750,000	766,042	(b)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	1,000,000	1,072,563
UBS AG, Senior Notes	1.750%	4/21/22	200,000	203,221	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	800,000	829,715	(a)

Total Capital Markets				13,600,259

Consumer Finance - 1.2%
AIG Global Funding, Secured Notes	0.800%	7/7/23	300,000	302,868	(a)
Air Lease Corp., Senior Notes	3.750%	2/1/22	840,000	859,961

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
Air Lease Corp., Senior Notes	0.700%	2/15/24	$150,000	$148,700
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	1,040,763
American Express Co., Senior Notes	3.400%	2/27/23	1,400,000	1,481,083
Caterpillar Financial Services Corp., Senior Notes	0.450%	9/14/23	140,000	140,255
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	0.704%	5/15/23	500,000	504,436	(b)

Total Consumer Finance				4,478,066

Diversified Financial Services - 0.5%
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,000,000	1,017,723	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	254,831	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	440,000	441,113	(a)

Total Diversified Financial Services				1,713,667

Insurance - 0.6%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	198,373
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	0.681%	3/29/21	600,000	600,244	(b)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	0.881%	3/29/23	1,000,000	1,009,657	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	1,627	2,257	(a)(d)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	5,959	5,989	(a)(b)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	389,104	(a)

Total Insurance				2,205,624

TOTAL FINANCIALS				63,495,052

HEALTH CARE - 5.2%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,000,000	1,032,602
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,130,000	1,223,548
AbbVie Inc., Senior Notes	2.600%	11/21/24	200,000	212,759
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	330,367
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.832%	11/21/22	1,040,000	1,048,501	(b)
Gilead Sciences Inc., Senior Notes	4.400%	12/1/21	500,000	510,266

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	$970,000	$972,367
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	780,340

Total Biotechnology				6,110,750

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	170,000	174,930
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	410,000	443,012
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.255%	6/6/22	1,054,000	1,065,058	(b)

Total Health Care Equipment & Supplies				1,683,000

Health Care Providers & Services - 2.2%
Cigna Corp., Senior Notes	3.500%	6/15/24	250,000	270,795
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	1.131%	7/15/23	2,585,000	2,620,493	(b)
CVS Health Corp., Senior Notes	3.700%	3/9/23	403,000	428,901
CVS Health Corp., Senior Notes	2.625%	8/15/24	490,000	521,303
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	0.950%	3/9/21	1,200,000	1,200,184	(b)
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,040,415
Humana Inc., Senior Notes	4.500%	4/1/25	200,000	226,398
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	1,034,851
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	640,000	687,179
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	318,634

Total Health Care Providers & Services				8,349,153

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	1,500,000	1,542,455
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	507,874
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	30,293
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,310,000	1,312,456

Total Pharmaceuticals				3,393,078

TOTAL HEALTH CARE				19,535,981

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.8%
Boeing Co., Senior Notes	1.875%	6/15/23	720,000	734,585
Boeing Co., Senior Notes	1.433%	2/4/24	410,000	410,757
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	950,657
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	1,099,771
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,390,000	1,493,426

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	$650,000	$680,225
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	550,000	568,339
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	770,000	820,284
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	171,052

Total Aerospace & Defense				6,929,096

Airlines - 0.9%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	820,693
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	816,113	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	5,309	5,333
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	690,000	777,775	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	800,000	811,000

Total Airlines				3,230,914

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	212,083

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.250%	3/15/23	1,360,000	1,416,510
3M Co., Senior Notes	2.000%	2/14/25	160,000	167,406
Honeywell International Inc., Senior Notes	1.850%	11/1/21	500,000	505,013

Total Industrial Conglomerates				2,088,929

Machinery - 0.2%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	140,000	140,496
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	0.775%	6/7/23	635,000	641,064	(b)

Total Machinery				781,560

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,040,000	1,085,055

TOTAL INDUSTRIALS				14,327,637

INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.6%
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	840,000	857,617
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	820,000	868,998
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	549,693

Total IT Services				2,276,308

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	3.150%	11/15/25	300,000	322,994
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	10,252

Total Semiconductors & Semiconductor Equipment				333,246

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.1%
Oracle Corp., Senior Notes	2.800%	7/8/21	$500,000	$504,475

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.500%	2/9/22	500,000	510,101

TOTAL INFORMATION TECHNOLOGY				3,624,130

MATERIALS - 0.1%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	386,877	(a)

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	300,000	306,126
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,020,000	1,080,372
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	500,000	535,969

TOTAL UTILITIES				1,922,467

TOTAL CORPORATE BONDS & NOTES (Cost - $155,032,296)				156,400,737

ASSET-BACKED SECURITIES - 18.3%
ABPCI Direct Lending Fund CLO X LP, 2020- 10A A1A (3 mo. USD LIBOR + 1.950%)	2.196%	1/20/32	450,000	452,619	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.795%	5/1/27	69,340	69,386	(a)(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	0.763%	12/25/35	1,700,000	1,670,382	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	0.823%	10/25/35	560,000	548,665	(b)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.724%	10/20/31	160,000	160,579	(a)(b)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.304%	10/21/28	1,600,000	1,602,694	(a)(b)
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.750%)	0.868%	9/25/35	156,333	156,500	(b)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.635%	10/17/31	170,000	170,648	(a)(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.688%	4/24/29	734,561	734,860	(a)(b)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.461%	10/15/29	250,000	250,836	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	1.203%	7/17/26	73,720	73,768	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.063%	8/5/27	$444,828	$444,828	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.201%	1/15/28	1,040,000	1,040,880	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	418,292	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	621,478	(a)
B&M CLO Ltd., 2014-1A A2R (3 mo. USD LIBOR + 1.600%)	1.823%	4/16/26	31,562	31,602	(a)(b)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.382%	11/20/30	250,000	250,000	(a)(b)
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR (3 mo. USD LIBOR + 0.780%)	1.003%	7/18/27	84,146	84,216	(a)(b)(e)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.549%	1/15/33	570,000	572,352	(a)(b)
California Street CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	1.271%	10/15/25	186,544	186,685	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	0.622%	9/16/24	1,500,000	1,507,066	(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	0.692%	7/15/27	900,000	912,638	(b)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.219%	7/28/28	1,167,802	1,167,698	(a)(b)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	730,000	737,300	(a)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.314%	10/20/28	260,000	260,184	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.091%	10/15/31	125,000	125,471	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.234%	4/23/29	250,000	250,275	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007- WFH3 A3 (1 mo. USD LIBOR + 0.250%)	0.368%	6/25/37	144,973	144,660	(b)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.105%	8/9/24	975,000	964,737	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	1.624%	7/20/28	250,000	250,347	(a)(b)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	1.491%	7/15/26	446,809	447,021	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	1.461%	1/15/29	$682,535	$682,732	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.327%	2/15/29	725,621	718,647	(b)
DRB Prime Student Loan Trust, 2015-D A1 (1 mo. USD LIBOR + 1.700%)	1.818%	1/25/40	510,093	511,344	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.441%	7/15/30	250,000	250,000	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.228%	4/15/34	250,000	250,000	(a)(b)(f)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	1.468%	7/26/66	2,014,583	2,081,534	(a)(b)
Enterprise Fleet Financing LLC, 2017-3 A3	2.360%	5/20/23	838,275	845,554	(a)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	1,001,567	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	778,544
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	850,739
Greywolf CLO IV Ltd., 2019-1A A1 (3 mo. USD LIBOR + 1.370%)	1.593%	4/17/30	1,160,000	1,160,001	(a)(b)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.378%	1/27/31	300,000	300,389	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.484%	1/20/30	500,000	500,813	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.298%	7/25/27	465,707	466,099	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	700,000	704,173	(a)(b)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	450,000	449,885	(a)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	700,000	703,486	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	0.868%	10/25/35	798,860	790,904	(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.587%	7/15/26	209,313	208,946	(a)(b)
JFIN CLO Ltd., 2015-1A A1AR (3 mo. USD LIBOR + 0.800%)	1.017%	3/15/26	94,442	94,214	(a)(b)
Madison Park Funding X Ltd., 2012-10A AR3 (3 mo. USD LIBOR + 1.010%)	1.210%	1/20/29	610,000	610,514	(a)(b)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.346%	10/18/31	530,000	529,991	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.703%	12/25/36	$174,610	$174,351	(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.841%	7/15/29	500,000	498,937	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	0.698%	2/25/36	464,482	459,581	(b)
MP CLO VIII Ltd., 2015-2A AR (3 mo. USD LIBOR + 0.910%)	1.129%	10/28/27	415,873	416,063	(a)(b)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	1.307%	12/15/28	634,309	639,626	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	154,562	161,686	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.012%	1/15/43	547,252	549,533	(a)(b)
Navient Private Education Refi Loan Trust, 2019-D A2B (1 mo. USD LIBOR + 1.050%)	1.157%	12/15/59	1,220,435	1,234,911	(a)(b)
Navient Student Loan Trust, 2014-5 A (1 mo. USD LIBOR + 0.620%)	0.738%	3/25/83	802,126	805,119	(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.718%	4/25/40	1,198,842	1,188,306	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.418%	3/25/66	1,010,000	1,050,642	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	1.268%	3/25/66	937,456	951,241	(a)(b)
Navient Student Loan Trust, 2019-BA A2A	3.390%	12/15/59	740,000	783,471	(a)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.762%	12/26/69	890,000	894,204	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.718%	9/25/47	556,930	555,234	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	1.048%	8/25/34	706,469	701,189	(b)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	1.118%	10/25/41	480,932	483,245	(b)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	1.543%	5/25/33	147,439	149,069	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	0.828%	12/25/33	1,464,714	1,449,950	(b)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	1.094%	10/20/27	382,503	382,772	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	$500,000	$501,932	(a)(b)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.744%	10/15/31	400,000	400,497	(a)(b)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.284%	1/20/31	370,000	370,119	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.194%	2/14/31	260,000	260,158	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.475%	10/19/32	150,000	150,238	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.215%	5/23/31	760,000	761,072	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	0.898%	11/25/34	1,013,148	1,013,718	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1, Step bond	5.866%	1/25/37	299,926	293,255
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.255%	4/30/27	388,695	389,009	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	1.293%	1/17/31	249,683	249,851	(a)(b)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	2.049%	7/20/31	500,000	501,908	(a)(b)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	0.668%	4/25/30	394,956	392,097	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	0.998%	8/25/33	227,125	223,388	(b)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	1.331%	1/15/30	650,000	650,666	(a)(b)
SBA Small Business Investment Cos., 2017- 10A 1	2.845%	3/10/27	95,442	100,627
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.847%	10/20/31	420,000	421,578	(a)(b)
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	0.327%	3/15/27	72,594	72,595	(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	0.338%	1/25/27	506,349	504,584	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	0.358%	10/25/28	643,762	640,306	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	0.368%	10/25/29	385,389	382,399	(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	0.388%	1/25/41	$1,004,434	$981,237	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.368%	3/25/44	1,401,259	1,372,016	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	0.668%	5/26/55	996,303	986,295	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	0.768%	6/25/55	1,080,121	1,080,522	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	1.562%	2/17/32	230,680	234,590	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	690,000	690,996	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	690,000	688,310	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	860,000	865,527	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	1,212,892	1,239,300	(a)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.373%	1/17/26	166,485	166,539	(a)(b)
Toyota Auto Loan Extended Note Trust, 2020-1A A	1.350%	5/25/33	1,110,000	1,135,411	(a)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.924%	10/20/28	420,000	421,419	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.518%	10/25/32	430,000	430,646	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.131%	4/15/29	1,180,000	1,178,698	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.413%	10/18/31	250,000	250,046	(a)(b)
Voya CLO Ltd., 2017-3A A1A (3 mo. USD LIBOR + 1.230%)	1.454%	7/20/30	500,000	500,564	(a)(b)
Voya CLO Ltd., 2018-2A A1 (3 mo. USD LIBOR + 1.000%)	1.241%	7/15/31	550,000	550,197	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	1,000,000	1,001,893	(a)(b)
Wendy’s Funding LLC, 2018-1A A2I	3.573%	3/15/48	1,212,500	1,238,132	(a)
Whitebox CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.628%	7/24/32	500,000	500,908	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	480,000	482,192	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $68,185,913)				68,603,308

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 11.0%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	0.992%	9/15/34	$500,000	$501,095	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	1.218%	10/25/33	288,096	285,619	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.362%	7/15/35	910,000	911,440	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	1,117,372	(a)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.008%	2/16/37	940,000	941,997	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	1.182%	12/15/37	990,000	994,365	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	340,000	343,387	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.418%	8/25/35	2,183	2,259	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.408%	10/25/35	9,588	9,631	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.318%	1/25/36	3,523	3,331	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	366,219
CSMC Trust, 2010-3R 2A3	4.287%	12/26/36	235,355	239,388	(a)(b)
CSMC Trust, 2014-11R 15A2	2.846%	1/27/36	673,447	671,605	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	381,817	392,151	(a)
CSMC Trust, 2019-AFC1 A2, Step bond	2.776%	7/25/49	501,553	511,483	(a)
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	501,553	509,618	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,557,077	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,193,648	1,219,194	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	310,000	313,803	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	730,000	733,543	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	730,000	729,991	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	320,000	328,570	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	0.765%	8/25/29	1,200,000	1,209,115	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.462%	11/15/40	59,090	59,174	(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	0.568%	9/25/49	$1,241,220	$1,251,708	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	1.304%	6/1/28	8,340	8,383	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M3 (1 mo. USD LIBOR + 5.550%)	5.680%	7/25/28	347,469	366,365	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.618%	3/25/30	490,000	501,268	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.618%	8/25/50	171,457	171,749	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (30 Day Average SOFR + 1.300%)	1.345%	10/25/50	196,206	196,684	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.945%	12/25/50	610,000	612,338	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.368%	10/25/23	243,860	252,884	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.518%	1/25/24	349,192	359,285	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.018%	11/25/24	127,233	131,512	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.118%	11/25/24	138,574	141,497	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.318%	1/25/30	333,230	337,133	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.268%	10/25/30	320,000	318,965	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.118%	3/25/31	$403,733	$405,957	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	1.368%	3/25/27	19,810	19,929	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	117,851	120,433	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.127%	3/25/42	923,473	1,015,128	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.695%	8/25/43	603,430	627,051	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.496%	8/25/42	505,848	528,974	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	0.518%	5/25/42	79,154	79,056	(b)
GCAT Trust, 2020-NQM1 A3, Step bond	2.554%	1/25/60	1,580,255	1,609,531	(a)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.709%	12/19/59	25,030	25,045	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.644%	2/20/61	195,001	195,379	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.544%	3/20/63	416,032	416,109	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	1.144%	3/20/66	2,484,682	2,537,575	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	0.644%	7/20/67	841,723	844,046	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.481%	3/20/23	160,255	160,401	(a)(b)
GS Mortgage Securities Corp. Trust, 2019- SOHO A (1 mo. USD LIBOR + 0.900%)	1.012%	6/15/36	1,500,000	1,503,142	(a)(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.638%	11/25/35	318,977	300,621	(b)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	0.812%	6/15/34	451,874	451,548	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	132,543	135,641	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	$540,000	$586,226
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.962%	11/15/34	187,606	187,196	(a)(b)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,594,067	(a)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	278,398	296,166	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	164,728	176,582	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	316,719	338,332	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	588,752	622,448	(a)(b)
New Residential Mortgage Loan Trust, 2019- RPL3 A1	2.750%	7/25/59	689,934	726,499	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	0.448%	8/25/35	151,300	147,726	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.570%	5/25/33	363,332	251,019	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4, Step bond	6.138%	3/25/47	337,959	350,402
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.878%	5/27/23	394,587	389,345	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.828%	10/27/22	472,223	473,238	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	342,087	314,628	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	7,920	4,910
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	0.568%	11/25/33	67,001	65,447	(b)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	478,625	479,211	(a)(b)
Sequoia Mortgage Trust, 9 2A	1.825%	9/20/32	122,118	122,821	(b)
Structured ARM Loan Trust, 2004-2 1A1	3.239%	3/25/34	98,756	99,456	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.660%	6/25/35	485,452	462,416	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.900%)	1.023%	11/11/34	291,629	291,926	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.518%	6/25/35	380,980	319,419	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.230%)	0.578%	4/25/45	$1,228,298	$1,212,275	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.290%)	0.698%	7/25/45	1,433,951	1,412,375	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.360%)	0.838%	7/25/45	459,589	451,983	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	157,984	168,814

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $40,638,325)				41,121,691

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.6%
U.S. Government Obligations - 9.6%
U.S. Treasury Bonds	2.000%	2/15/50	760,000	740,555
U.S. Treasury Notes	0.125%	7/31/22	6,660,000	6,661,301
U.S. Treasury Notes	0.250%	5/31/25	2,480,000	2,447,062
U.S. Treasury Notes	0.250%	6/30/25	500,000	492,852
U.S. Treasury Notes	0.250%	7/31/25	1,955,000	1,925,293
U.S. Treasury Notes	0.250%	10/31/25	8,260,000	8,106,416
U.S. Treasury Notes	0.375%	12/31/25	1,780,000	1,753,230
U.S. Treasury Notes	0.375%	1/31/26	9,300,000	9,150,328
U.S. Treasury Notes	0.375%	9/30/27	4,870,000	4,660,552

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $36,503,280)				35,937,589

MORTGAGE-BACKED SECURITIES - 6.7%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	67,244	72,239
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/46-10/1/50	1,295,147	1,374,302
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48	239,461	262,100
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/51	298,777	311,886	(f)

Total FHLMC				2,020,527

FNMA - 5.3%
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-1/1/51	298,453	310,001
Federal National Mortgage Association (FNMA)	4.500%	5/1/46-1/1/59	1,663,296	1,838,717
Federal National Mortgage Association (FNMA)	4.000%	7/1/47-7/1/50	3,072,193	3,329,212

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	3/1/48-9/1/50	$4,382,089	$4,683,110
Federal National Mortgage Association (FNMA)	3.000%	12/1/48-11/1/50	4,846,187	5,142,546
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-2/1/51	899,241	911,578
Federal National Mortgage Association (FNMA)	1.500%	3/1/51-4/1/51	400,000	392,819	(h)
Federal National Mortgage Association (FNMA)	2.000%	3/1/51	100,000	101,020	(h)
Federal National Mortgage Association (FNMA)	2.000%	3/1/51	300,000	303,937	(f)
Federal National Mortgage Association (FNMA)	2.500%	3/1/51- 4/1/51	2,400,000	2,486,609	(h)
Federal National Mortgage Association (FNMA)	2.500%	3/1/51	100,000	104,403	(f)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.559%	9/1/37	303,817	323,178	(b)

Total FNMA				19,927,130

GNMA - 0.9%
Government National Mortgage Association (GNMA) II	4.000%	6/20/47	160,218	174,104
Government National Mortgage Association (GNMA) II	4.500%	8/20/47	139,475	152,677
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	60,850	64,922
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	292,595	320,777
Government National Mortgage Association (GNMA) II	3.000%	12/20/49	244,508	254,736
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	297,944	302,774
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	198,576	207,907
Government National Mortgage Association (GNMA) II	2.000%	3/1/51	200,000	203,008	(h)

See Notes to Schedule of Investments.

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WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	3/1/51	$1,300,000	$1,353,320	(h)
Government National Mortgage Association (GNMA) II	2.500%	4/1/51	200,000	207,234	(h)

Total GNMA				3,241,459

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $25,286,527)				25,189,116

SOVEREIGN BONDS - 0.3%
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes (Cost - $1,207,603)	0.750%	9/2/23	1,210,000	1,214,745	(a)

SENIOR LOANS - 0.3%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.865%	3/1/27	41,559	41,451	(b)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.612%	1/31/28	40,000	39,947	(b)(i)(j)

Total Diversified Telecommunication Services				81,398

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.870%	4/30/25	25,608	25,632	(b)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.800%	1/31/26	38,254	38,287	(b)(i)(j)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	586,336	590,221	(b)(i)(j)

Total Media				654,140

TOTAL COMMUNICATION SERVICES				735,538

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	69,091	69,247	(b)(i)(j)

Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.865%	11/19/26	80,225	79,554	(b)(i)(j)

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.865%	12/23/24	$21,825	$21,654	(b)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.868%	6/22/26	85,086	84,971	(b)(i)(j)

Total Hotels, Restaurants & Leisure				186,179

Specialty Retail - 0.0%††
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	81,048	81,220	(b)(i)(j)

TOTAL CONSUMER DISCRETIONARY				336,646

FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.865%	11/16/26	33,928	34,003	(b)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.111%	3/1/26	8,230	8,257	(b)(i)(j)

Total Diversified Financial Services				42,260

Insurance - 0.0%††
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.115%	11/3/24	49,118	49,053	(b)(i)(j)

TOTAL FINANCIALS				91,313

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.121%	1/19/24	26,570	26,618	(b)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.865%	2/4/27	8,562	8,581	(b)(i)(j)

TOTAL MATERIALS				35,199

TOTAL SENIOR LOANS (Cost - $1,164,367)				1,198,696

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $124.50 (Cost - $8,500)	3/26/21	36	36,000	7,594

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $328,026,811)				329,673,476

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 12.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $48,133,163)	0.010%	48,133,163	$48,133,163	(e)

TOTAL INVESTMENTS - 100.6% (Cost - $376,159,974)			377,806,639
Liabilities in Excess of Other Assets - (0.6)%			(2,231,740)

TOTAL NET ASSETS - 100.0%			$375,574,899

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2021, the total market value of investments in Affiliated Companies was $48,217,379 and the cost was $48,217,170 (Note 2).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2021, the Fund held TBA securities with a total cost of $4,797,961.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	36	12/23	$8,906,476	$8,901,900	$(4,576)
U.S. Treasury 10-Year Notes	11	6/21	1,474,146	1,459,906	(14,240)

					(18,816)

Contracts to Sell:
U.S. Treasury 2-Year Notes	214	6/21	47,285,271	47,243,844	41,427
U.S. Treasury 5-Year Notes	199	6/21	24,833,257	24,669,781	163,476
U.S. Treasury Long-Term Bonds	35	6/21	5,632,088	5,572,656	59,432
U.S. Treasury Ultra Long-Term Bonds	4	6/21	766,273	756,250	10,023

					274,358

Net unrealized appreciation on open futures contracts					$255,542

See Notes to Schedule of Investments.

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WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$15,280,000	11/27/25	3-Month LIBOR quarterly	0.840% semi-annually	$(6,238)	$(120,519)
	146,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(453)	6,281
	4,010,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	10,056	92,802

Total	$19,436,000				$3,365	$(21,436)

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

26	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$156,400,737	—	$156,400,737
Asset-Backed Securities	—	68,603,308	—	68,603,308
Collateralized Mortgage Obligations	—	41,121,691	—	41,121,691
U.S. Government & Agency Obligations	—	35,937,589	—	35,937,589
Mortgage-Backed Securities	—	25,189,116	—	25,189,116
Sovereign Bonds	—	1,214,745	—	1,214,745
Senior Loans	—	1,198,696	—	1,198,696
Purchased Options	$7,594	—	—	7,594

Total Long-Term Investments	7,594	329,665,882	—	329,673,476

Short-Term Investments†	48,133,163	—	—	48,133,163

Total Investments	$48,140,757	$329,665,882	—	$377,806,639

Other Financial Instruments:
Futures Contracts	$274,358	—	—	$274,358
Centrally Cleared Interest Rate Swaps	—	$99,083	—	99,083

Total Other Financial Instruments	$274,358	$99,083	—	$373,441

Total	$48,415,115	$329,764,965	—	$378,180,080

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$18,816	—	—	$18,816
Centrally Cleared Interest Rate Swaps	—	$120,519	—	120,519

Total	$18,816	$120,519	—	$139,335

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional

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Notes to Schedule of Investments (unaudited) (continued)

Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2021. The following transactions were effected in such companies for the period ended February 28, 2021.

	Affiliate Value at May 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2021
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR	$188,336	—	—	$106,768	107,016	—	$1,521	$2,648	$84,216
Western Asset Premier Institutional Government Reserves, Premium Shares	13,769,024	$228,300,089	228,300,089	193,935,950	193,935,950	—	5,902	—	48,133,163

	$13,957,360	$228,300,089		$194,042,718		—	$7,423	$2,648	$48,217,379

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